Derivative financial instruments (Tables)	12 Months Ended
Jun. 30, 2022
Derivative financial instruments.
Schedule of derivative financial instruments

	2022		2021
	Assets	Liabilities	Assets	Liabilities
	£’000	£’000	£’000	£’000
Used for hedging:
Interest rate swaps	2,458	—	—	(5,121)
Forward foreign exchange contracts	—	—	—	(28)
At fair value through profit or loss:
Embedded foreign exchange derivatives	20,286	—	809	(527)
Forward foreign exchange contracts	315	(81)	8	(58)
	23,059	(81)	817	(5,734)
Less non-current portion:
Used for hedging:
Interest rate swaps	2,458	—	—	(5,121)
At fair value through profit or loss:
Embedded foreign exchange derivatives	13,786	—	499	(351)
Forward foreign exchange contracts	218	(49)	—	—
Non-current derivative financial instruments	16,462	(49)	499	(5,472)
Current derivative financial instruments	6,597	(32)	318	(262)